SHARE-BASED COMPENSATION - Summary Of Restricted Shares Granted (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2017 shares
Company's employees
Number of restricted shares
Share options converted from Fang's share options	97,849	590,011,000
Fang's employees
Number of restricted shares
Share options converted from Fang's share options	931,584	6,817,179,000
Restricted Stock
Number of restricted shares
Vested	(340,013)
Forfeited	(17,390)
Outstanding at end of period	672,030
Weighted Average Grant Date Fair Value - Restricted Shares
Outstanding at end of period | $ / shares	$ 0.34
Unrecognized share-based compensation cost
Unrecognized share-based compensation cost | ¥	$ 3,034
Weighted-average vesting period of unrecognized share-based compensation cost	1 year 7 months 28 days
Fang
Unrecognized share-based compensation cost
Weighted-average vesting period of unrecognized share-based compensation cost	2 years 10 months 17 days
Fang | Restricted Stock
Weighted Average Grant Date Fair Value - Restricted Shares
Outstanding at beginning of period | $ / shares	$ 17.55
Outstanding at end of period | $ / shares	$ 17.55